Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES

NOTE 13 - INCOME TAXES

The Company is subject to federal and state/provincial income taxes in the United States, Canada, and the United Kingdom and each legal entity files on a non- consolidated basis. The benefit of the pre-reorganization net operating losses of 180 LP were passed through to its owners.

The losses before income taxes consist of the following domestic and international components:

	For the Years Ended
	December 31,
	2022	2022
Domestic	$(37,727,021)	$(15,078,170)
International	(1,941,987)	(5,269,682)
	$(39,669,008)	$(20,347,852)

The provision for income taxes consists of the following benefits (provisions):

	For the Years Ended
	December 31,
	2022	2021
Deferred tax benefits:
Domestic:
Federal	$4,057,936	$1,503,577
State	1,343,123	499,136
International	353,038	547,944
	5,754,097	2,550,657
Change in valuation allowance	(4,811,348)	(2,527,453)
Net income tax benefit	$942,749	$23,204

Certain deferred tax liabilities are denominated in currencies other than the US dollar and are subject to foreign currency translation adjustments. The provision for income taxes differs from the United States Federal statutory rate as follows:

	For the Years Ended
	December 31,
	2022	2021
US Federal statutory rate	21.0%	21.0%
Difference between domestic and foreign federal rates	(0.1)%	(0.5)%
State and provincial taxes, net of federal benefits	6.6%	5.2%
Permanent differences:
Goodwill impairment	(23.7)%	-
Stock-based compensation	-	(5.8)%
Change in the fair value of derivatives and accrued issuable equity	10.7%	(6.4)%
Other	-	(0.8)%
Change in valuation allowance	(12.1)%	(12.4)%
Effective income tax rate	2.4%	0.3%

Deferred tax assets and liabilities consist of the following:

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$13,399,384	$9,395,986
Amortization	165,476	-
Accrued compensation not currently deductible	343,787	169,222
Stock compensation	1,588,866	-
Accrued interest	150,502	146,636
Other	8,125	(1)
	15,656,140	9,711,843

Deferred tax liabilities:
Difference between book and tax basis related to:
Technology license	(368,587)	(375,671)
Acquired in-process research and development	(2,332,618)	(3,267,854)
Other	(555,880)	(639,726)
	(3,257,085)	(4,283,251)

Deferred tax assets and liabilities	12,399,055	5,428,592
Valuation allowance	(15,016,414)	(9,072,118)
Deferred tax assets and liabilities, net	$(2,617,359)	$(3,643,526)

The change in the valuation reserve for deferred tax assets consists of the following:

	For the Years Ended
	December 31,
	2022	2021
Beginning of period	$(9,072,118)	$(9,709,220)
Change in valuation pursuant to the tax provision	(4,811,348)	(2,527,453)
True-up to a prior year’s tax return	(1,132,948)	3,164,555
End of period	$(15,016,414)	$(9,072,118)

As of December 31, 2022, the Company had net operating loss (“NOL”) carryforwards that may be available to offset future taxable income in various jurisdictions as follows:

●	Approximately $32,400,000 of domestic federal and state NOLs. The federal NOLs have no expiration date and are subject to 80% of taxable income; the state NOLs will begin to expire in 2039;

●	Approximately $8,100,000 each of Canadian federal and provincial NOLs. Those NOLs will begin to expire in 2038; and

●	Approximately $10,600,000 of United Kingdom federal NOLs. Those NOLs have no expiration date.

The utilization of the domestic NOLs to offset future taxable income may be subject to annual limitations under Section 382 of the Internal Revenue Code and similar state statutes as a result of ownership changes.

The Company has assessed the likelihood that deferred tax assets will be realized in accordance with the provisions of ASC 740 Income Taxes (“ASC 740”). ASC 740 requires that such a review considers all available positive and negative evidence, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. ASC 740 requires that a valuation allowance be established when it is “more likely than not” that all, or a portion of, deferred tax assets will not be realized. After the performance of such reviews as of December 31, 2022 and 2021, management believes that uncertainty exists with respect to future realization of its deferred tax assets and has, therefore, established a full valuation allowance. The Company recorded increases in the valuation allowance of $4,811,348 and $2,527,453 in connection with the tax provisions for the years ended December 31, 2022 and 2021, respectively.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements as of December 31, 2022 and 2021. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date.

No tax audits were commenced or were in process during the years ended December 31, 2022 and 2021 nor were any tax related interest or penalties incurred during those periods. The Company’s tax returns filed in the United States, Canada, and the United Kingdom since inception remain subject to examination.